Statements Of Financial Condition (Parenthetical) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Investments in U.S. Treasury notes - amortized cost	$ 71,463,383	$ 99,057,395
Cash denominated in foreign currencies, cost	8,299,507	4,308,932
INVESTMENTS IN U.S. TREASURY NOTES - amortized cost	205,231,935	368,743,783
Cash denominated in foreign currencies , cost	$ 0	$ (1,234,117)
Managing Owner Interest [Member]
Units outstanding	7,168.282	8,774.775
Series 1 Unitholders [Member]
Units outstanding	269,666.902	404,080.828
Series 2 Unitholders [Member]
Units outstanding	139.796	242.952
Series 3 Unitholders [Member]
Units outstanding	19,432.989	27,951.367
Series 4 Unitholders [Member]
Units outstanding	1,906.624	1,322.742